ALPINE DYNAMIC BALANCE FUND


                                                                   Annual Report
                                                                October 31, 2001



                                Table of Contents

Value of $10,000 Investment  ..................................................3

Schedule of Investments .......................................................4

Statement of Assets and Liabilities  ..........................................7

Statement of Operations  ......................................................8

Statement of Changes in Net Assets  ...........................................9

Financial Highlights .........................................................10

Notes to Financial Statements ................................................11

Report of Independent Accountants   ..........................................14

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ALPINE DYNAMIC BALANCE FUND
--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTMENT                     OCTOBER 31, 2001


[GRAPH]


      Alpine Dynamic Balance Fund      Moody's Equity Mutual Fund Balanced Index
--------------------------------------------------------------------------------
       6/7/01           $ 10,000.00                6/7/01       $ 10,000.00
       Jun-01           $  9,960.00               6/30/01       $  9,724.86
       Jul-01           $ 10,100.44               7/31/01       $  9,703.47
       Aug-01           $ 10,180.23               8/31/01       $  9,398.39
       Sep-01           $  9,993.93               9/30/01       $  8,915.82
       Oct-01           $ 10,164.83              10/31/01       $  9,089.74


Growth of a hypothetical investment of $10,000 made on the Fund's inception date (6/7/01) assuming reinvestment of all distributions.


Average Annual Returns
--------------------------------------------------------------------------------
June 7 , 2001(1) through October 31, 2001               Since Inception
--------------------------------------------------------------------------------
Alpine Dynamic Balance Fund                                  1.64%
Moody's Equity Mutual Fund Balanced Index (2)               -9.10%

--------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) The Moody's Balanced Equity Fund Index tracks a group of similar funds that typically correspond to standard classifications based on investment ovjectives and fundamental policies. The index includes balanced funds, asset allocation funds, and to a lesser extent, multi-asset global funds.

The Fund's investment results represent total returns for the period June 7, 2001 throuch October 31, 2001. The returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


ALPINE DYNAMIC BALANCE FUND
--------------------------------------------------------------------------------

Schedule of Investments     October 31, 2001

     Shares                                                             Value
--------------------------------------------------------------------------------
                       COMMON STOCKS - 30.5%

                       Aerospace - 0.3%
            4,000      The Boeing Company                              $ 130,400
                                                                      ----------
                       Conglomerate - 4.5%
            6,000      Cooper Industries, Inc.                           232,200
           13,000      General Electric Co.                              473,330
           22,000      Honeywell International Inc.                      650,100
            6,000      Illinois Tool Works Inc.                          343,200
                                                                      ----------
                                                                       1,698,830
                                                                      ----------

                       Construction - Residential - 1.0%
           10,000      Pulte Homes, Inc.                                 325,000
            1,000      The Ryland Group, Inc.                             53,500
                                                                      ----------
                                                                         378,500
                                                                      ----------
                       Consumer Products & Services - 0.7%
           23,000      RPM, Inc.                                         279,450
                                                                      ----------

                       Energy - 1.7%
            4,000      ChevronTexaco Corporation                         354,200
            5,300      CONSOL Energy Inc.                                146,280
            4,000      Penn Virginia Corporation                         154,000
                                                                      ----------
                                                                         654,480
                                                                      ----------
                       Financial - Banks - 4.6%
            7,000      Bancorp Rhode Island, Inc.                        121,113
           20,000      The Bank of New York Company, Inc.                680,200
            5,000      Golden West Financial Corporation                 243,000
           15,000      Huntington Bancshares Incorporated                231,450
           10,000      Pacific Century Financial Corporation             233,000
            1,575      Rurban Financial Corp.                             23,940
            5,000      State Street Corporation                          227,700
                                                                      ----------
                                                                       1,760,403
                                                                      ----------

                       Financial Services - 5.4%
           15,000      GATX Corporation                                  396,750
            3,000      Household International, Inc.                     156,900
           30,000      Impac Mortgage Holdings, Inc.                     220,500
            3,000      Marsh & McLennan Companies, Inc.                  290,250
           12,000      MBNA Corporation                                  331,320
            9,000      Merrill Lynch & Co., Inc.                         393,390
            4,000      The Student Loan Corporation                      287,920
                                                                      ----------
                                                                       2,077,030
                                                                      ----------

                     See notes to the financial statements


ALPINE DYNAMIC BALANCE FUND
--------------------------------------------------------------------------------

Schedule of Investments  October 31, 2001

      Shares                                                            Value
--------------------------------------------------------------------------------
                       COMMON STOCKS - 30.5% (cont.)

                       Medical Equipment - 1.6%
           15,000      Guidant Corporation*                            $ 622,650
                                                                      ----------
                       Pharmaceutical - 0.7%
            4,000      Merck & Company                                   255,240
                                                                      ----------
                       Publishing - 0.8%
            6,000      McGraw-Hill Companies, Inc.                       315,480
                                                                      ----------

                       Real Estate - 5.7%
           10,000      Boston Properties, Inc.                           353,500
            9,000      Chelsea Property Group, Inc.                      403,200
           40,000      Host Marriott Corporation                         270,000
           50,000      MeriStar Hospitality Corporation                  475,000
            8,000      Reckson Associates Realty Corporation             184,000
            4,000      Town & Country Trust                               80,760
           10,000      Vornado Realty Trust                              392,000
                                                                      ----------
                                                                       2,158,460
                                                                      ----------
                       Utilities - 3.5%
            5,000      Hawaiian Electric Industries, Inc.                186,100
           12,000      IDACORP, Inc                                      456,000
            2,500      SJW Corp.                                         205,025
           19,000      TECO Energy, Inc.                                 489,250
                                                                      ----------
                                                                       1,336,375
                                                                      ----------

                       Total Common Stocks (Cost $12,246,529)         11,667,298
                                                                      ----------

    Principal
      Amount                                                            Value
--------------------------------------------------------------------------------
                       BONDS AND NOTES - 25.9%
                       U.S. Government Agencies - 11.2%
      $ 1,000,000      Federal Home Loan Bank
                           4.60%, 10/16/06                             1,001,040
        3,000,000      Federal National Mortgage Association
                           6.25%, 05/15/29                             3,270,396
                                                                      ----------
                                                                       4,271,436
                                                                      ----------

                       U.S. Government Obligations - 14.7%
        5,000,000      U.S. Treasury Bond
                           6.00%, 02/15/26                             5,619,535
                                                                      ----------
                       Total Bonds and Notes (Cost $9,110,251)         9,890,971
                                                                      ----------

                     See notes to the financial statements


ALPINE DYNAMIC BALANCE FUND
--------------------------------------------------------------------------------

Schedule of Investments     October 31, 2001


    Principal
      Amount                                                            Value
--------------------------------------------------------------------------------

                       SHORT-TERM INVESTMENTS - 43.9%
                       U.S. Government Agencies - 43.9%
     $ 16,781,000      Federal Home Loan Bank
                           2.16%, 11/01/01                            16,781,000
                                                                      ----------

                       Total Short-Term Investments
                       (Cost $16,781,000)                             16,781,000
                                                                      ----------

                       Total Investments
                       (Cost $38,137,780)  100.3%                     38,339,269
                                                                      ----------

                       Liabilities, Less Other Assets - (0.3)%         (135,911)
                                                                      ----------

                       TOTAL NET ASSETS  100.0%                       38,203,358
                                                                      ==========

                       * Non-Income Producing

                     See notes to the financial statements


ALPINE DYNAMIC BALANCE FUND
--------------------------------------------------------------------------------

Statements of Assets and Liabilities    October 31, 2001


   ASSETS:
       Investments, at value                                        $ 38,339,269
           (cost $38,137,780)
       Cash                                                                   83
       Dividends receivable                                               16,785
       Interest receivable                                               152,210
       Receivable for investments sold                                   154,013
       Receivable from Investment Adviser                                  6,253
                                                                      ----------
       Total assets                                                   38,668,613
                                                                      ----------

   LIABILITIES:
       Payable for investments purchased                                 391,450
       Accrued expenses                                                   73,805
                                                                      ----------
       Total liabilities                                                 465,255
                                                                      ----------
   NET ASSETS                                                       $ 38,203,358
                                                                    ============

   NET ASSETS CONSIST OF:
       Paid in capital                                              $ 37,846,223
       Undistributed net
           investment income                                             104,436
       Accumulated net realized gain
           on investments sold                                            51,210
       Net unrealized appreciation
           on investments                                                201,489
                                                                      ----------
   NET ASSETS                                                       $ 38,203,358
                                                                    ============

       Shares of beneficial interest outstanding
           ($0.01 par value, unlimited number of shares authorized)    3,783,974

       Net asset value, offering and
           redemption price per share                                 $    10.10
                                                                      ==========

                     See notes to the financial statements

ALPINE DYNAMIC BALANCE FUND
--------------------------------------------------------------------------------

Statement of Operations         June 7, 2001(1) to October 31, 2001

INVESTMENT INCOME:
      Dividends                                                       $   94,387
      Interest income                                                    421,675
                                                                      ----------
      Total investment income                                            516,062
                                                                      ----------

EXPENSES:
      Investment advisory fee                                            132,467
      Administration fee                                                   9,260
      Shareholder servicing and accounting fees                           16,698
      Professional fees                                                   19,272
      Custody fee                                                          3,880
      Trustees fees                                                        1,460
      Other expenses                                                       1,990
                                                                      ----------
                                                                         185,027
      Expense reimbursement by Adviser                                   (6,253)
                                                                      ----------
      Total expenses                                                     178,774
                                                                      ----------

NET INVESTMENT INCOME                                                    337,288
                                                                      ----------

REALIZED AND UNREALIZED GAIN
      ON INVESTMENTS:
      Net realized gain on investments                                    51,210
      Change in unrealized appreciation on investments                   201,489
                                                                      ----------
      Net realized and unrealized gain on investments                    252,699
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                                  $ 589,987
                                                                      ==========

(1)   Commencement of operations.


                     See notes to the financial statements


ALPINE DYNAMIC BALANCE FUND
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                 June 7, 2001(1)
                                                                     through
                                                                October 31, 2001
--------------------------------------------------------------------------------

OPERATIONS:
      Net investment income                                            $ 337,288
      Net realized gain on investments                                    51,210
                                                                      ----------
      Change in unrealized appreciation on investments                   201,489
                                                                      ----------
      Net increase in net assets resulting from operations               589,987
                                                                      ----------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                       37,676,213
      Shares issued to holders in reinvestment of dividends              222,153
      Cost of shares redeemed                                           (52,143)
                                                                      ----------
      Net increase in net assets resulting from
         capital share transactions                                   37,846,223
                                                                      ----------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                       (232,852)
                                                                      ----------

TOTAL INCREASE IN NET ASSETS                                          38,203,358

NET ASSETS:
      Beginning of period                                                      -
                                                                      ----------
      End of period (including undistributed net
      investment income of $104,436)                                $ 38,203,358
                                                                    ============

(1)  Commencement of operations.


                      See notes to the financial statments


ALPINE DYNAMIC BALANCE FUND
--------------------------------------------------------------------------------

Financial Highlights
                                                                 June 7, 2001(1)
                                                                     through
                                                                October 31, 2001
                                                                ----------------

Per Share Data*:
      Net asset value, beginning of period                               $10.00
                                                                    ------------

Income from investment operations:
      Net investment income                                                 0.09
      Net realized and unrealized gains on investments                      0.07
                                                                    ------------
      Total from investment operations                                      0.16
                                                                    ------------

Less distributions:
      Dividends from net investment income                                (0.06)
                                                                    ------------
      Total distributions                                                 (0.06)
                                                                    ------------
Net asset value, end of period                                            $10.10
                                                                    ============

Total return (2)                                                           1.64%

Supplemental data and ratios:
      Net assets, end of period                                      $38,203,358
      Ratio of expenses to average net assets (3)                      1.35% (4)
      Ratio of net investment income to average net assets (3)         2.55% (4)
      Portfolio turnover rate                                          8.62%

(1)  Commencement of Operations.

(2)  Not annualized.

(3)  Annualized.

(4) Without fees waived, the ratio of net expenses to average net assets for the period ended October 31, 2001 would have been 1.40%; and the ratio of net investment income to average net assets would have been 2.50%.

*    For a share of beneficial interest oustanding the entire period.

                     See notes to the financial statements


Alpine Dynamic Balance Fund
--------------------------------------------------------------------------------

Notes to the Financial Statements           October 31, 2001

1.   ORGANIZATION

Alpine Series Trust (the "Trust") was organized as a Delaware Business Trust on June 5, 2001 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Alpine Dynamic Balance Fund (the "Fund") is a separate series of the Alpine Series Trust and is currently the only series in the Trust. The Fund operates as a diversified open-end mutual fund that privately offers its shares. The shares of the Fund have not been registered under the Securities Act of 1933. The investment objective of the Fund is set forth below.

The Fund commenced operations on June 7, 2001. The investment objective of the Fund is capital appreciation. The Fund's secondary investment objective is reasonable income and conservation of capital. The Fund pursues its investment objectives by investing its assets primarily in a combination of equity securities of large U.S. companies and high quality fixed income securities.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Common stocks that are listed on a securities exchange or quoted on the NASDAQ are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees.

b) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

c) Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

d) Distributions to Shareholders - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Bond premiums and discounts are amortized using the effective interest method. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3.   CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of the Fund:
                                      Period Ended
                                    October 31, 2001
                               ---------------------------
                                     $          Shares
                               -------------- ------------
Shares sold                      $37,676,213    3,766,514
Shares issued through
  reinvestment of dividends          222,153       22,669
Shares redeemed                      (52,143)      (5,209)
                               ------------   ------------
Net Increase                     $37,846,223    3,783,974
                               ==============
Shares Outstanding:
    Beginning of period                                 -
                                              ------------
    End of period                               3,783,974
                                              ============

4.   INVESTMENT TRANSACTIONS

During the period ended October 31, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

                              U.S.
                           Government                   Other
                         ---------------            -------------
Purchases:               $ 9,110,938                $13,518,135
Sales:                   $         -                $ 1,322,815

At  October  31,  2001,  gross  unrealized   appreciation  and  depreciation  of
investments for federal tax purposes were as follows:

Cost for Federal    Tax Basis Gross     Tax Basis Gross      Tax Basis Net
   Income Tax         Unrealized          Unrealized           Unrealized
    Purposes         Appreciation        Depreciation         Appreciation
----------------  ------------------  ------------------   ----------------
  $38,137,780         $1,275,843          $1,074,354            $201,489


5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Alpine Management & Research, LLC (the "Adviser"). Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's average daily net assets. Certain officers of the Adviser are also officers of the Fund. As authorized by the Advisory Agreement, the Adviser has retained Saxon Woods Advisors, LLC to assist the Adviser in providing investment management services to the Fund pursuant to the terms of the Sub-Advisory Agreement. Pursuant to the Sub-Advisory Agreement with the Adviser, the Sub-Adviser is entitled to receive a fee from the Adviser, calculated daily and payable monthly, at the annual rate of 0.65% as applied to the Fund's average daily net assets. Certain officers of the Sub-Adviser are also officers of the Fund.

For the period ending October 31, 2001, under the terms of the Advisory Agreement, the Adviser agreed to waive its investment advisory fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.35% of the average daily net assets. This arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.


Alpine Dynamic Balance Fund
--------------------------------------------------------------------------------

Notes to the Financial Statements           October 31, 2001


5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS (cont.)

To the extent that the Adviser reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed. The Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed. For the period ended October 31, 2001, the Adviser reimbursed/absorbed $6,253 of fees and expenses. These reimbursed/absorbed expenses are subject to recovery by the Adviser until October 31, 2004.

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund.


                        Report of Independent Accountants


To the Shareholders and Board of Trustees of Alpine Series Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alpine Dynamic Balance Fund (a series of Alpine Series Trust, and hereafter referred to as the "Fund") at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period from June 7, 2001
(commencement of operations) through October 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at October 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
December 7, 2001

                           Alpine Dynamic Balance Fund
                      c/o Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                         Milwaukee, Wisconsin 53201-0701



  Board of Trustees                       Legal Counsel

  Laurence B. Ashkin                      Schulte Roth & Zabel LLP
                                          919 Third Avenue
  H. Guy Leibler                          New York, New York 10022

  Samuel A. Lieber
                                          Independent Auditors

                                          PricewaterhouseCoopers LLP
  Investment Adviser                      100 East Wisconsin Avenue, Suite 1500
                                          Milwaukee, Wisconsin  53202
  Alpine Management & Research, LLC
  122 East 42nd Street, 37th Floor
  New York, New York 10168                Custodian

                                          Firstar Bank, N.A.
  Investment Sub-Adviser                  425 Walnut Street
                                          Cincinnati, Ohio 45202
  Saxon Woods Advisors, LLC
  2500 Westchester Avenue
  Suite 109
  Purchase, New York 10577

  Administrator, Transfer Agent and Dividend-
  Disbursing Agent

  Firstar Mutual Fund Services, LLC
  P.O. Box 701
  615 East Michigan Street
  Milwaukee, Wisconsin 53202